UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     February 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $116,213 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     7473    92950 SH       SOLE                    92950        0        0
AMERICAN INTL GROUP INC        COM              026874107     7786   108650 SH       SOLE                   108650        0        0
AMGEN INC                      COM              031162100     2432    35600 SH       SOLE                    35600        0        0
BAUSCH & LOMB INC              COM              071707103     7818   150171 SH       SOLE                   150171        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      917      250 SH       SOLE                      250        0        0
CORNING INC                    COM              219350105      187    10000 SH       SOLE                    10000        0        0
EXXON MOBIL CORP               COM              30231G102      442     5772 SH       SOLE                     5772        0        0
GENERAL ELECTRIC CO            COM              369604103     1580    42470 SH       SOLE                    42470        0        0
GILEAD SCIENCES INC            COM              375558103     6490    99957 SH       SOLE                    99957        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      272     2800 SH       SOLE                     2800        0        0
JOHNSON & JOHNSON              COM              478160104    18306   277285 SH       SOLE                   277285        0        0
JP MORGAN CHASE & CO           COM              46625H100     5073   105025 SH       SOLE                   105025        0        0
MICROSOFT CORP                 COM              594918104     1450    48545 SH       SOLE                    48545        0        0
ONLINE RES CORP                COM              68273G101     8110   794300 SH       SOLE                   794300        0        0
ORACLE CORP                    COM              68389X105     4122   240500 SH       SOLE                   240500        0        0
PFIZER INC                     COM              717081103      662    25565 SH       SOLE                    25565        0        0
PRICE T ROWE GROUP INC         COM              74144T108     5770   131819 SH       SOLE                   131819        0        0
QUALCOMM INC                   COM              747525103      435    11500 SH       SOLE                    11500        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     8371   181300 SH       SOLE                   181300        0        0
SCHLUMBERGER LTD               COM              806857108    11769   186340 SH       SOLE                   186340        0        0
SUN MICROSYSTEMS INC           COM              866810104      423    78000 SH       SOLE                    78000        0        0
SUNCOR ENERGY INC              COM              867229106     7545    95612 SH       SOLE                    95612        0        0
TIME WARNER INC                COM              887317105     5296   243149 SH       SOLE                   243149        0        0
VIACOM INC NEW SR NT           PREFERR          92553P300      600    24000 SH       SOLE                    24000        0        0
ZIMMER HLDGS INC               COM              98956P102     2884    36789 SH       SOLE                    36789        0        0